Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2025
Details of Other Short-Term Borrowings
Details of Other short-term borrowings at March 31, 2024 and 2025 are as follows:

	2024	2025

	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	89,736	157,118
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	1,641,988	2,705,133
Borrowings from the Bank of Japan	1,588,529	2,270,980
Other	324,659	404,119

Total	3,644,912	5,537,351

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,165,988 million and ¥476,000 million, respectively, at March 31, 2024, and ¥2,138,133 million and ¥567,000 million, respectively, at March 31, 2025.

Long-Term Debt with Original Maturities of More than One Year
Long-term debt with original maturities of more than one year at March 31, 2024 and 2025 is comprised of the following:

	2024	2025

	(in millions of yen)
Obligations under finance leases	21,185	30,858
Loan participation borrowings	258,201	272,164
Senior borrowings and bonds	12,556,710	11,072,660
Subordinated borrowings and bonds	3,441,235	3,538,438

Total	16,277,331	14,914,120

Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds
The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2024	2025

	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.20	Apr.2025 - Feb.2055	3,313,535	1,519,315
fixed rate denominated in U.S. dollars	0.00-6.45	Apr.2025 - Mar.2048	4,333,084	4,382,480
fixed rate denominated in other currencies	0.00-6.03	Apr.2025 - May.2041	2,361,302	2,347,671
floating rate denominated in Japanese yen	0.00-26.50	Apr.2025 - Sep.2081	509,799	591,004
floating rate denominated in U.S. dollars	0.00-21.90	Apr.2025 - Apr.2068	1,993,666	2,175,327
floating rate denominated in other currencies	0.00-15.00	Aug.2025 - Sep.2041	45,325	56,863

Total			12,556,710	11,072,660

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.41-4.26	Jun.2025 -Perpetual	3,176,285	3,276,760
fixed rate denominated in U.S. dollars	2.56-4.35	Oct.2025 - Sep.2031	264,950	261,678

Total			3,441,235	3,538,438

Total			15,997,945	14,611,098

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2025.
(2)	Maturity information disclosed is the range of maturities at March 31, 2025.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Contractual Maturities of Long-Term Debt
The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2025:

(in millions of yen)
Fiscal year ending March 31:
2026	642,574
2027	2,462,856
2028	1,483,582
2029	983,387
2030	1,274,190
2031 and thereafter	8,067,531

Total	14,914,120